Share Capital - Schedule of Share Capital (Details) - USD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Share Capital [Abstract]
No of shares, Opening balance		100	100
Opening balance		$ 39,414
No of shares, Cancellation of shares upon completion of business combination		(100)
Cancellation of shares upon completion of business combination
No of shares, Issue of shares upon completion of business combination Transaction	[1]	78,517,582
Issue of shares upon completion of business combination Transaction	[1]	$ 78,518
No of shares, Issue of shares upon conversion of warrants	[2]	2,476,516
Issue of shares upon conversion of warrants	[2]	$ 2,476
No of shares, Share premium reserve
Share premium reserve		$ 51,387,912
No of shares, Total share capital		80,994,098	100
Total share capital		$ 51,508,320	$ 39,414

[1]	During the year ended 30 June 2024, the following shares were issued on the completion of the business combination:
[2]	During the year ended 30 June 2024, the following shares were issued upon the exercise of warrants: